Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhetfmultfacfin-20160126_SupplementTextBlock

John Hancock Exchange-Traded Fund Trust
Supplement dated January 26, 2016 to the current Prospectus

John Hancock Multifactor Financials ETF (the "fund")

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.

The Fund summary - "Principal investment strategies" section is revised and restated in its entirety as follows:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that compose the fund's benchmark index. The Index is designed to comprise securities in the financials sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The selection and weighting of securities in the Index involves a rules based process that may sometimes be referred to as multifactor investing, factor-based investing, strategic beta, or smart beta. Securities are classified according to their market capitalization, relative price, and profitability. Weights for individual securities are then determined by adjusting their free-float adjusted market capitalization weight within the universe of eligible names so that names with smaller market capitalizations, lower relative price and higher profitability generally receive an increased weight relative to their unadjusted weight, and vice versa. This process can be summarized as follows:
  Adjustments for market capitalization: Securities within the eligible universe are assigned into one of three size groups, with the intent of increasing the weights of smaller names within the eligible universe and decreasing weights of larger names within the eligible universe. Securities in the smallest market capitalization group will have their free-float market capitalization increased by a size-adjustment factor. Securities in the middle group will have their free-float market capitalization increased by a lesser size-adjustment factor. Securities in the group with the largest market capitalization will receive the lowest size adjustment factor of the three groups.
  Adjustments for relative price and profitability: Securities are assigned to a relative price group and to a profitability group. Relative price adjustment factors are assigned with the intent of increasing the weights of names with lower relative prices and decreasing the weights of names with higher relative prices. Similarly, profitability adjustment factors are assigned with the intent of increasing the weights of names with higher profitability and decreasing the weights of names with lower profitability.
  Securities are then weighted after taking into account their free-float, size, relative price and profitability adjustments, subject to a cap of 4% on a single company at time of reconstitution. A cap of 4.75% on a single company applies between reconstitutions.
The Index is reconstituted and rebalanced on a semiannual basis. The financials sector is composed of companies in areas such as banking, savings and loans, insurance, consumer finance, investment brokerage, asset management, or other diverse financial services. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP. This means that the market-capitalization of a particular company within the eligible universe of stocks is adjusted to exclude the share capital of a company that is not considered freely available for trading in the public equity markets.

The fund, using an indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

(John Hancock Multifactor Financials ETF) | (John Hancock Multifactor Financials ETF)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that compose the fund's benchmark index. The Index is designed to comprise securities in the financials sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The selection and weighting of securities in the Index involves a rules based process that may sometimes be referred to as multifactor investing, factor-based investing, strategic beta, or smart beta. Securities are classified according to their market capitalization, relative price, and profitability. Weights for individual securities are then determined by adjusting their free-float adjusted market capitalization weight within the universe of eligible names so that names with smaller market capitalizations, lower relative price and higher profitability generally receive an increased weight relative to their unadjusted weight, and vice versa. This process can be summarized as follows:
  Adjustments for market capitalization: Securities within the eligible universe are assigned into one of three size groups, with the intent of increasing the weights of smaller names within the eligible universe and decreasing weights of larger names within the eligible universe. Securities in the smallest market capitalization group will have their free-float market capitalization increased by a size-adjustment factor. Securities in the middle group will have their free-float market capitalization increased by a lesser size-adjustment factor. Securities in the group with the largest market capitalization will receive the lowest size adjustment factor of the three groups.
  Adjustments for relative price and profitability: Securities are assigned to a relative price group and to a profitability group. Relative price adjustment factors are assigned with the intent of increasing the weights of names with lower relative prices and decreasing the weights of names with higher relative prices. Similarly, profitability adjustment factors are assigned with the intent of increasing the weights of names with higher profitability and decreasing the weights of names with lower profitability.
  Securities are then weighted after taking into account their free-float, size, relative price and profitability adjustments, subject to a cap of 4% on a single company at time of reconstitution. A cap of 4.75% on a single company applies between reconstitutions.
The Index is reconstituted and rebalanced on a semiannual basis. The financials sector is composed of companies in areas such as banking, savings and loans, insurance, consumer finance, investment brokerage, asset management, or other diverse financial services. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP. This means that the market-capitalization of a particular company within the eligible universe of stocks is adjusted to exclude the share capital of a company that is not considered freely available for trading in the public equity markets.

The fund, using an indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.